Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from financial institutions	$ 52,127	$ 79,030
Securities available for sale	204,633	184,952
Loans held for sale	598	0
Loans, net of allowance of $21,257 and $21,768	764,011	745,555
Other securities	15,388	15,344
Premises and equipment, net	17,774	18,129
Accrued interest receivable	3,787	4,382
Goodwill	21,720	21,720
Other intangible assets	4,113	5,275
Bank owned life insurance	17,963	12,320
Other assets	10,863	13,915
Total assets	1,112,977	1,100,622
Deposits
Noninterest-bearing	189,382	157,529
Interest-bearing	711,864	734,934
Total deposits	901,246	892,463
Federal Home Loan Bank advances	50,295	50,327
Securities sold under agreements to repurchase	19,029	21,842
U. S. Treasury interest-bearing demand note payable	0	2,008
Subordinated debentures	29,427	29,427
Accrued expenses and other liabilities	10,452	7,605
Total liabilities	1,010,449	1,003,672
SHAREHOLDERS' EQUITY
Preferred stock, $1,000 liquidation preference, 200,000 shares authorized, 23,184 shares issued	23,151	23,134
Common stock, no par value, 20,000,000 shares authorized, 8,455,881 shares issued	114,447	114,447
Accumulated deficit	(17,667)	(20,218)
Treasury stock, 747,964 shares at cost	(17,235)	(17,235)
Accumulated other comprehensive loss	(168)	(3,178)
Total shareholders' equity	102,528	96,950
Total liabilities and shareholders' equity	$ 1,112,977	$ 1,100,622